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    As filed with the Securities and Exchange Commission on January 7, 2013

                                                             File Nos. 333-46453
                                                                       811-08657

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933      [X]

                           Pre-Effective Amendment No. ___              [_]

                           Post-Effective Amendment No. 26              [X]

                                     and/or

       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940  [X]

                           Amendment No. 27                             [X]
                        (Check appropriate box or boxes)

                           PIONEER EQUITY INCOME FUND
               (Exact Name of Registrant as Specified in Charter)

                  60 State Street, Boston, Massachusetts 02109
              (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code: (617) 742-7825

              Terrence J. Cullen, Pioneer Investment Management, Inc.
                  60 State Street, Boston, Massachusetts 02109
                    (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

        [X]     immediately upon filing pursuant to paragraph (b)
        [_]     on [date] pursuant to paragraph (b)
        [_]     60 days after filing pursuant to paragraph (a)(1)
        [_]     on [date] pursuant to paragraph (a)(1)
        [_]     75 days after filing pursuant to paragraph (a)(2)
        [_]     on [date] pursuant to paragraph (a)(2)of Rule 485.

If appropriate, check the following box:

        [_] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

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                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Trust certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 26 to its registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston, and the Commonwealth of Massachusetts, on the 7th day of January, 2013.

                                        PIONEER EQUITY INCOME FUND

                                    By: /s/ Daniel K. Kingsbury
                                        -------------------------
                                        Daniel K. Kingsbury
                                        Executive Vice President

     Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities indicated below on January 7, 2013:

        Signature                       Title

        /s/ John F. Cogan, Jr.*         President (Principal Executive
        ---------------------------     Officer) and Trustee
        John F. Cogan, Jr.

        /s/ Mark E. Bradley*            Treasurer (Principal Financial and
        ---------------------------     Accounting Officer)
        Mark E. Bradley

        /s/ David R. Bock*              Trustee
        ---------------------------
        David R. Bock

        /s/ Benjamin M. Friedman*       Trustee
        ---------------------------
        Benjamin M. Friedman

        /s/ Margaret B. W. Graham*      Trustee
        ---------------------------
        Margaret B. W. Graham

        /s/ Daniel K. Kingsbury         Executive Vice President and
        ---------------------------     Trustee
        Daniel K. Kingsbury

        /s/ Thomas J. Perna*            Chairman of the Board and Trustee
        ---------------------------
        Thomas J. Perna

        /s/ Marguerite A. Piret*        Trustee
        ---------------------------
        Marguerite A. Piret

        /s/ Stephen K. West*            Trustee
        ---------------------------
        Stephen K. West

   *By: /s/ Daniel K. Kingsbury
        ---------------------------     Dated: January 7, 2013
        Daniel K. Kingsbury
        Attorney-in-Fact

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                                  EXHIBIT INDEX

Exhibit No.    Description

EX-101.INS     XBRL Instance Document
EX-101.SCH     XBRL Taxonomy Extension Schema Document
EX-101.CAL     XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF     XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB     XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE     XBRL Taxonomy Extension Presentation Linkbase